Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 67,106,181	$ 88,145,519	$ 63,900,374
Exploration [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	31,222,023	36,208,481
Development [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	82,135,240	56,040,685
Previously Reported [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 113,357,263	$ 92,249,166